Annual Total Returns	12 Months Ended
Dec. 31, 2025
Roundhill Russell 2000 0DTE Covered Call Strategy ETF | Roundhill Russell 2000 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	9.50%